NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER [Abstract]
NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER

Note 8. NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER

Senior Convertible Notes Payable to Related Parties

On June 19, 2012, the Company entered into securities purchase agreements with Kevin Frija, its Chief Executive Officer, Harlan Press, its Chief Financial Officer, and Doron Ziv, a greater than 10% stockholder of the Company, pursuant to which Messrs. Frija, Press and Ziv purchased from the Company (i) $300,000 aggregate principal amount of the Company's senior convertible notes (the "$300,000 Senior Convertible Notes") and (ii) common stock purchase warrants to purchase up to an aggregate of 9,303 shares of the Company's common stock.

The $300,000 Senior Convertible Notes, as amended (as described below), bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on June 18, 2015 and are convertible into shares of the Company's common stock at the option of the holders at an initial conversion price of $1.065 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding June 19, 2012) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

Initially, these $300,000 Senior Convertible Notes were redeemable at the option of the holders at any time after June 18, 2013 subject to certain limitations. On November 13, 2012, the Company and the above named holders of the $300,000 Senior Convertible Notes amended the Notes to extend their redemption provisions at the option of the holders from any time after June 18, 2013 to any time after June 18, 2014. On April 30, 2013, the Company and the above named holders of the $300,000 Senior Convertible Notes further amended the Notes to eliminate their redemption provisions effective March 31, 2013. All other terms of the Senior Convertible Notes remained in effect.

In conjunction with completion of the Private Placement, on October 29, 2013, the holders of $300,000 of outstanding senior convertible notes, converted in full all of these senior convertible notes into 281,691 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding.

On September 28, 2012, the Company entered into a securities purchase agreement with Kevin Frija, its Chief Executive Officer, pursuant to which Mr. Frija purchased from the Company (i) a $50,000 principal amount senior convertible note of the Company (the "$50,000 Senior Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 1,374 shares of the Company's common stock.

The $50,000 Senior Convertible Note, as amended (as described below), bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on September 28, 2015 and is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $1.20 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding September 27, 2012) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

Initially, this $50,000 Senior Convertible Note was redeemable at the option of the holder at any time after September 27, 2013 subject to certain limitations. On November 13, 2012, the Company and the above named holder of the $50,000 Senior Convertible Note amended the Note to extend its redemption provision at the option of the holder from any time after September 27, 2013 to any time after September 27, 2014. On April 30, 2013, the Company and the above named holder of the $50,000 Senior Convertible Note further amended the Note to eliminate its redemption provision effective March 31, 2013. All other terms of the Senior Convertible Note remained in effect.

In conjunction with completion of the Private Placement, on October 29, 2013, the holder of $50,000 of outstanding senior convertible notes, converted in full all of the senior convertible notes into 41,667 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding.

The Company recorded $3,902 as debt discount on the principal amount of the $300,000 Senior Convertible Notes issued on June 19, 2012 and $368 as debt discount on the principal amount of the $50,000 Senior Convertible Note issued on September 28, 2012 due to the valuation of the common stock purchase warrants issued in conjunction therewith. The debt discount applicable to each of the $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note was amortized, using the straight-line method, over the life of the $300,000 Senior Convertible Notes and $50,000 Senior Convertible Note, until October 29, 2013 when the $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note, were converted in full into shares of common stock of the Company. The remaining unamortized debt discount was expensed at the time of the conversion. The $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note are presented on a combined basis net of their respective debt discounts. During the year ended December 31, 2013, the Company recorded $3,530 in amortization expense related to the debt discount, which is included on a combined basis in interest expense in the accompanying consolidated statements of operations.

On July 9, 2013, the Company entered into securities purchase agreements with Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, Philip Holman, the father of the Company's President Jeffrey Holman and a less than 5% stockholder of the Company, and Angela Vaccaro, the Company's Controller, pursuant to which Messrs. Frija and Holman and Ms. Vaccaro (each, a "Purchaser") purchased from the Company (i) $350,000 aggregate principal amount of the Company's senior convertible notes (the "$350,000 Senior Convertible Notes") and (ii) common stock purchase warrants to purchase up to an aggregate of 3,373 shares of the Company's common stock (the "Warrants") allocable among such Purchasers as follows:

•	Ralph Frija purchased a Convertible Note in the principal amount of $200,000 and a Warrant to purchase up to 1,927 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $10,000 (5% of the $200,000 principal amount of the Convertible Note) by (y) $5.19 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013));

•	Philip Holman purchased a Convertible Note in the principal amount of $100,000 and a Warrant to purchase up to 964 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $5,000 (5% of the $100,000 principal amount of the Convertible Note) by (y) $5.19 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)); and

•	Ms. Vaccaro purchased a Convertible Note in the principal amount of $50,000 and a Warrant to purchase up to 482 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $2,500 (5% of the $50,000 principal amount of the Convertible Note) by (y) $5.19 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)).

The Convertible Notes issued on July 9, 2013 bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on July 8, 2016, are redeemable at the option of the holders at any time after July 8, 2014, subject to certain limitations, are convertible into shares of the Company's common stock at the option of the holders at an initial conversion price of $5.71 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July, 9, 2013) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

In conjunction with completion of the Private Placement, on October 29, 2013, the conversion price was reduced to $3.00 per share inducing the holders of $350,000 Senior Convertible Notes to fully convert all of these senior convertible notes into 116,668 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. During the year ended December 31, 2013, the Company recorded $246,375 in induced conversion expense related to the reduction in the conversion price for the $350,000 Senior Convertible Notes. The induced conversion expense is included in other expense in the accompanying consolidated statements of operations.

The Company recorded $4,550 as debt discount on the principal amount of the $350,000 Senior Convertible Notes issued on July 9, 2013 due to the valuation of the Warrants issued in conjunction therewith. Additionally, as a result of issuing the Warrants with the $350,000 Senior Convertible Notes, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $3,937, at the time of issuance provided to the holders of the Notes. The debt discounts applicable to the $350,000 Senior Convertible Notes was amortized, using the straight-line method, over the life of the $350,000 Senior Convertible Notes, until October 29, 2013 when the $350,000 Senior Convertible Notes were converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $4,550 and $3,937 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. The amortization expense related to the debt discounts and the beneficial conversion option is included in interest expense in the accompanying consolidated statements of operations.

The Warrants issued on July 9, 2013 are exercisable at initial exercise prices of $5.71 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holders for cash or on a cashless basis until July 8, 2018.

On July 11, 2013, the Company and Ms. Vaccaro entered into another Securities Purchase Agreement pursuant to which she purchased (i) a Convertible Note in the principal amount of $75,000 (the "$75,000 Senior Convertible Note") and (ii) a Warrant to purchase up to 718 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $3,750 (5% of the $75,000 principal amount of the Convertible Note) by (y) $5.227 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 11, 2013)).

The Convertible Note issued on July 11, 2013 is the same as the Convertible Notes issued on July 9, 2013 except that it matures on July 10, 2016, it is redeemable on July 10, 2014 and its initial conversion price is $5.75 per share. The Warrant issued on July 11, 2013 is the same as the Warrants issued on July 9, 2013 except that its initial exercise price is $5.75 per share and it is exercisable until July 10, 2018.

In conjunction with completion of the Private Placement, on October 29, 2013, the conversion price was reduced to $3.00 per share inducing the holder of the $75,000 Senior Convertible Note to fully convert all of these senior convertible notes into 25,000 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. During the year ended December 31, 2013, the Company recorded $53,202 in induced conversion expense related to the reduction in the conversion price for the $75,000 Senior Convertible Note. The induced conversion expense is included in other expense in the accompanying consolidated statements of operations.

The Company recorded $825 as debt discount on the principal amount of the $75,000 Senior Convertible Note issued on July 11, 2013 due to the valuation of the Warrant issued in conjunction therewith. The debt discount applicable to the $75,000 Senior Convertible Note was amortized, using the straight-line method, over the life of the $75,000 Senior Convertible Note, until October 29, 2013 when the $75,000 Senior Convertible Note was converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $825 in amortization expense related to the debt discount, and is included in interest expense in the accompanying consolidated statements of operations.

The $300,000 Senior Convertible Notes, as amended, the $50,000 Senior Convertible Note, as amended, the $350,000 Senior Convertible Notes, and the $75,000 Senior Convertible Note did not restrict the Company's ability to incur future indebtedness.

The Company used all of the proceeds from the sales of these securities for working capital purposes.

Senior Convertible Note Payable to Stockholder

On July 9, 2012, the Company borrowed $500,000 from Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, pursuant to a senior note (the "Senior Note"). The Company used all of the proceeds from the sale of this Senior Note for working capital purposes.

The Senior Note, as amended (as described below), bears interest at 24% per annum, provides for cash principal and interest payments on a monthly basis, is a senior unsecured obligation of the Company, matures on April 22, 2016, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $2.577 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

Initially, this Senior Note provided for only cash interest payments on a monthly basis, matured at the discretion of the Company on the earlier of (x) the date on which the Company consummated a single or series of related financings from which it received net proceeds in excess of 125% of the initial principal amount of the Senior Note or (y) January 8, 2013 and was not convertible at the option of the holder into shares of the Company's common stock. On November 13, 2012, the Company and the above named holder of the $500,000 Senior Note amended the Note to extend its maturity date for payment from January 8, 2013 to January 8, 2014. On April 30, 2013, the Company and the above named holder of the Senior Note further amended the Note to provide for cash principal and interest payments on a weekly basis, extend the maturity date for payment to April 22, 2016 and make the Note convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $2.577 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection.

In conjunction with completion of the Private Placement, on October 29, 2013, the holder of the Senior Note, converted the outstanding balance of $429,487 of the Senior Convertible Note into 166,662 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding.

The Senior Note, as amended, did not restrict the Company's ability to incur future indebtedness.

Senior Convertible Note Payable

On January 29, 2013, the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with Robert John Sali, pursuant to which Mr. Sali purchased from the Company (i) a $500,000 principal amount senior convertible note of the Company (the "2013 Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 8,142 shares of the Company's common stock (the "Warrant") (which number of shares represents the quotient obtained by dividing (x) $25,000 (5% of the $500,000 principal amount of the 2013 Convertible Note) by (y) $3.07 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013)). The Company generated aggregate proceeds of $500,000 from the sale of these securities pursuant to the Securities Purchase Agreement. The Company used such proceeds for working capital purposes.

The 2013 Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on January 28, 2016, is redeemable at the option of the holder at any time after January 28, 2014 subject to certain limitations, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $3.3775 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company. The 2013 Convertible Note does not restrict the Company's ability to incur future indebtedness.

In conjunction with completion of the Private Placement, on October 29, 2013, the holder of 2013 Convertible Note, converted in full all of the 2013 Convertible Note into 148,039 shares of the Company's common stock, whereupon all of these 2013 Convertible Notes were fully extinguished and cease to be outstanding.

The Warrant is exercisable at initial exercise price of $3.3775 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holder for cash or on a cashless basis until January 28, 2018.

The Company recorded $10,131 as debt discount on the principal amount of the 2013 Senior Convertible Note issued on January 29, 2013 due to the valuation of the Warrant issued in conjunction therewith. Additionally, as a result of issuing the Warrant with the 2013 Senior Convertible Note, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $79,527, at the time of issuance provided to the holder of the Note. The debt discounts applicable to the 2013 Convertible Note was amortized, using the straight-line method, over the life of the 2013 Convertible Note, until October 29, 2013 when the 2013 Convertible Note was converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $10,131 and $79,527 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. The amortization expense related to the debt discounts and the beneficial conversion option is included in interest expense in the accompanying consolidated statements of operations.